Net interest income - Summary of net interest income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Net interest income [abstract]
Interest income on loans2	€ 17,212	€ 15,109
Interest income on debt securities at amortised cost	579	411
Interest income on financial assets at fair value through OCI	710	455
Interest income on non-trading derivatives (hedge accounting)	6,564	4,586
Total interest income using effective interest rate method	25,066	20,561
Interest income on financial assets at fair value through profit or loss	3,211	2,226
Interest income on non-trading derivatives (no hedge accounting)	1,602	2,487
Interest income other	49	60
Total other interest income	4,863	4,773
Total interest income	29,929	25,335
Interest expense on deposits3	7,462	5,132
Interest expense on debt securities in issue	2,573	1,732
Interest expense on subordinated loans	353	354
Interest expense on non-trading derivatives (hedge accounting)	7,127	5,092
Interest expense using effective interest rate	17,515	12,310
Interest expense on financial liabilities at fair value through profit or loss	2,843	1,977
Interest expense on non-trading derivatives (no hedge accounting)	1,742	2,787
Interest expense on lease liabilities	14	13
Interest expense other	54	46
Total other interest expense	4,651	4,823
Total interest expense	22,166	17,133
Net interest income 13	7,762	8,202
Negative interest income on liabilities	5	9
Negative interest expense on assets	€ 0	€ 0